Leases - Supplemental cash flow information related to operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 6,112	$ 5,422	$ 4,406
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$ 3,494	$ 3,952	$ 7,918